Capital Structure and Financial Matters -MSD Securities Purchase Agreement (Details) kr / shares in Units, $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 18, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 DKK (kr) kr / shares	Dec. 18, 2023 kr / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 kr / shares	Aug. 31, 2022 kr / shares	Dec. 31, 2021 USD ($)	Jan. 04, 2021 kr / shares	Dec. 31, 2020 USD ($)
Disclosure of classes of share capital [line items]
Share capital		$ (4,729)			$ 8,303			$ 32,437		$ 7,038
Private placement
Disclosure of classes of share capital [line items]
Proceeds from sales	$ 5,300
2023 SPA Investor Warrants
Disclosure of classes of share capital [line items]
Shares sold (in shares) | shares	9,726,898
Ordinary shares par value | kr / shares				kr 1
IFRS warrants and rights outstanding, term	3 years
Gross proceeds from exercise of warrants	$ 6,800
2023 SPA Investor Warrants | Private placement
Disclosure of classes of share capital [line items]
Share purchase price | $ / shares	$ 0.54
IFRS warrants and rights outstanding, term	3 years
Exercise price per warrant | $ / shares	$ 0.71
Proceeds from sales	$ 5,300
Gross proceeds from exercise of warrants	$ 6,800
Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Ordinary shares par value | kr / shares			kr 1			kr 1	kr 1		kr 1
Share capital | kr			kr 37,897,780
Ordinary Shares [Member] | Private placement
Disclosure of classes of share capital [line items]
Shares sold (in shares) | shares	9,726,898
Ordinary Shares [Member] | 2023 SPA Investor Warrants
Disclosure of classes of share capital [line items]
Exercise price per warrant | $ / shares		$ 0.71
Gross proceeds from exercise of warrants		$ 2,600
Ordinary Shares [Member] | 2023 SPA Investor Warrants | Private placement
Disclosure of classes of share capital [line items]
Share purchase price | $ / shares	$ 0.54
Exercise price per warrant | $ / shares	$ 0.71